Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002028177
Document Type	POS AM
Entity Registrant Name	Youlife Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 29, 2025, the registration statement on Form F-1 (File No. 333-289480) (the “Registration Statement”) of Youlife Group Inc. (the “Registrant”) was declared effective by the U.S. Securities and Exchange Commission (the “SEC”). The Registrant is filing this post-effective amendment No. 1 to the Registration Statement to include its financial statements as of and for the year ended December 31, 2025 and to update certain other information contained in the Registration Statement.No additional securities are being registered by this post-effective amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true